SUMMARY OF UNEVALUATED WELLS IN PROGRESS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Extractive Industries [Abstract]
Balance – beginning of year	$ 3,244,653	$ 4,936,352	$ 4,936,352	$ 5,868,137
Exploration costs	752,421		3,244,653
Development costs
Acquisition costs			106,843
Assignments			(28,265)
Reclassification to the full cost pool		(28,265)	(5,014,930)	(931,785)
Balance – end of year	$ 3,997,074	$ 4,908,087	$ 3,244,653	$ 4,936,352